ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ (263,956)	$ (37,177)	¥ (227,593)	¥ (204,124)
Additions	(4,277)	(602)	(43,295)	(31,291)
Write-offs	18,129	2,553	6,932	7,822
Balance at end of the year	¥ (250,104)	$ (35,226)	¥ (263,956)	¥ (227,593)